Statement of Stockholders' Equity/(Deficiency) (USD $)		Total	Common Stock [Member]		Preferred Stock Series AA [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Mar. 31, 2012		$ (1,933,672)	$ 1,182,962		$ 20,509,499		$ 865,139	$ (24,491,272)
Balance, Shares at Mar. 31, 2012			126,759	[1]	747,477	[2]
Issuance of stock, net of closing costs		7,500			7,500
Issuance of stock, net of closing costs, Shares	[2]				566
Share-based compensation expense		82,438					82,438
Net loss		(1,239,918)						(1,239,918)
Balance at Mar. 31, 2013		(3,083,652)	1,182,962		20,516,999		947,577	(25,731,190)
Balance, Shares at Mar. 31, 2013			126,759	[1]	748,043	[2]
Issuance of stock, net of closing costs		9,000			9,000
Issuance of stock, net of closing costs, Shares	[2]				679
Share-based compensation expense		79,057					79,057
Net loss		(1,211,821)						(1,211,821)
Balance at Mar. 31, 2014 (Originally reported [Member])		(4,207,416)	1,182,962		20,525,999		1,026,634	(26,943,011)
Balance at Mar. 31, 2014		(4,207,416)	12		20,525,999		2,209,584	(26,943,011)
Balance, Shares at Mar. 31, 2014 (Originally reported [Member])			4,199,094		24,794,963
Balance, Shares at Mar. 31, 2014	[2]		126,759	[1]	748,722
Effects of reverse stock split			(1,182,950)				1,182,950
Effects of reverse stock split, Shares			(4,072,335)		(24,046,241)
Conversion of Preferred Stock Series AA to Common Shares			75		(20,525,999)		20,525,924
Conversion of Preferred Stock Series AA to Common Shares, Shares			748,722		(748,722)
Effects of exchange of 661,581 warrants to common shares			3				(3)
Effects of exchange of 661,581 warrants to common shares, Shares		29,809	29,809
Effects of exchange of Convertible notes to common shares		1,554,680	8				1,554,672
Effects of exchange of Convertible Notes to common shares, Shares			77,734
Effects of exchange of Notes Payable to common shares		1,300,000	6				1,299,994
Effects of exchange of Notes Payable to common shares, Shares			65,000
Common shares issued for Intangible Asset		10,000,000	50				9,999,950
Common shares issued for Intangible Asset, Shares			500,000
Motorola Investment		10,000,000					10,000,000
Issuance of stock, net of closing costs		201,922,458	1,093				201,921,365
Issuance of stock, net of closing costs, Shares			10,925,000
Share-based compensation expense		4,680,802					4,680,802
Net loss		(9,132,615)						(9,132,615)
Balance at Dec. 31, 2014		$ 216,117,909	$ 1,247				$ 252,192,288	$ (36,075,626)
Balance, Shares at Dec. 31, 2014			12,473,024

[1]	85,000,000 shares authorized, no par value per share.
[2]	Series AA Preferred Stock has 40,000,000 shares authorized with no par value, an 8% non-cumulative dividend and has first priority on liquidation preference over the common stock. The Preferred Stock is convertible into Common Stock on a one for one basis at the option of the holder, or at the option of the company under certain conditions, as defined. At March 31, 2014, the preferred stock is convertible into approximately 749,000 shares of common stock (see note 12).